Capital commitments and contingent liabilities	12 Months Ended
Dec. 31, 2023
Disclosure Of Capital Commitments And Contingent Liabilities [Abstract]
Capital commitments and contingent liabilities	25. Capital commitments and contingent liabilities There were no capital commitments at December 31, 2023 (2022: nil; 2021: nil).